Balance Sheet Components- Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 112	$ 1,274
Accrued restructuring (Note 10)	1,572	0
Accrued direct research costs	774	1,196
Accrued operating expenses	111	749
Total accrued expenses	$ 2,569	$ 3,219